Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2011
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements

Note 2    Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update 2011-02, "A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring."  This update clarifies existing guidance on a creditor's evaluation of whether a restructuring constitutes a troubled debt restructuring, including clarification of a creditor's evaluation of whether it has granted a concession and of whether a debtor is experiencing financial difficulties.  The Company is required to adopt this update for the quarter ending September 30, 2011, retrospectively to the beginning of the annual period of adoption, or January 1, 2011.  Management does not anticipate that adoption will have a material impact on the Company's consolidated financial position, results of operations or cash flows.

In April 2011, the FASB issued Accounting Standards Update 2011-03, "Reconsideration of Effective Control for Repurchase Agreements."  This update removes from the assessment of effective control: (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. The update is required to be adopted prospectively by the Company for the quarter ending March 31, 2012. Management does not anticipate that adoption will have a material impact on the Company's consolidated financial position, results of operations or cash flows.

In May 2011, the FASB issued Accounting Standards Update 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS"). The amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements.  Some of the amendments clarify the FASB's intent about the application of fair value measurement requirements and others change principles or requirements for measuring fair value or disclosing information about fair value measurements. The Company is required to adopt this update prospectively for the quarter ending March 31, 2012.  This update will result in expanded disclosures in the Company's financial statements; however, management does not anticipate that adoption will have a material impact on the Company's consolidated financial position, results of operations or cash flows.

In June 2011, the FASB issued Accounting Standards Update 2011-05, "Presentation of Comprehensive Income."  This update provides entities with an option of presenting the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The Company is required to adopt this update retrospectively for the quarter ending March 31, 2012.  Adoption of this update will affect the manner of presentation of the components of comprehensive income in the Company's financial statements, but will not have an impact on the Company's consolidated financial position, results of operations or cash flows.